Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Less: allowance for doubtful accounts	$ (760)	$ (693)
Total	85,120	62,636
Trade Receivables [Member]
Accounts receivables, gross	$ 85,880	$ 63,329